GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	$ 48,612,487	$ 28,536,410
Goodwill acquired during the period		18,196,620
Exchange difference due to translation	497,534	1,879,457
Gross goodwill carrying amount	49,110,021	48,612,487
Net goodwill carrying amount at the end of the period	49,110,021	48,612,487	28,536,410
Impairment loss recorded on goodwill	0
Less: accumulated impairment of goodwill	0
Additional disclosures
Period of financial forecasts on which cash flow projections based for goodwill impairment tests	5 years
Film production
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	34,831	34,765
Exchange difference due to translation	69	66
Gross goodwill carrying amount	34,900	34,831
Net goodwill carrying amount at the end of the period	34,900	34,831
Talent agency
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	141,433	134,873
Exchange difference due to translation	1,448	6,560
Gross goodwill carrying amount	142,881	141,433
Net goodwill carrying amount at the end of the period	142,881	141,433
Movie theaters
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	48,436,223	28,366,772
Goodwill acquired during the period		18,196,620
Exchange difference due to translation	496,017	1,872,831
Gross goodwill carrying amount	48,932,240	48,436,223
Net goodwill carrying amount at the end of the period	$ 48,932,240	$ 48,436,223